EARNINGS PER SHARE (Q3) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Net income attributable to common shareowners	$ 741	$ 492	$ 1,098	$ 1,676	$ 2,116	$ 2,734	$ 1,227
Basic weighted-average number of shares outstanding	866.4	866.2	866.3	866.2
Stock awards and equity units (share equivalent)	15.1	0.0	9.9	0.0
Diluted weighted-average number of shares outstanding	881.5	866.2	876.2	866.2
Earnings Per Share
Basic (in dollars per share)	$ 0.86	$ 0.57	$ 1.27	$ 1.94
Diluted (in dollars per share)	$ 0.84	$ 0.57	$ 1.25	$ 1.94